Shareholder's Equity (Details Narrative) - USD ($)								1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 03, 2019	Feb. 13, 2019	Jan. 02, 2019	Dec. 31, 2018	Dec. 26, 2018	Aug. 02, 2018	Jan. 13, 2017	Dec. 31, 2018	Aug. 31, 2018	Feb. 28, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Dec. 31, 2017	Jul. 02, 2019	Mar. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from issuance of common stock														$ 1,981,994	$ (18,500)	$ 799,185
Sale of stock														410,000
Average price per shares											$ 4.83			$ 4.83
Sale of equity securities																		$ 100,000,000
Shares issued price per share																			$ 6.90
Stock-based compensation										$ 59,507	$ 922,997	$ 842,010	146,429	$ 1,842,034	922,010	2,550,321	$ 4,384,844
Stock to be issued to a vendor											$ 138,000			$ 138,000		144,000
Unrecognized stock based compensation expense																$ 4,299,400
Weighted average remaining service period														8 years 8 months 12 days		1 year 9 months 18 days
Weighted average fair value of options granted													$ 1.88	$ 4.92		$ 3.11	$ 1.66
2013 Incentive Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock issued		3,100,000			3,100,000											1,500,000
Options vesting terms, description														Expire up to ten years after the grant date		Expire up to ten years after the grant date
Additional shares authorized		1,000,000			600,000	1,033,324
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation
Unvested Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares available for future issuance											288,707			288,707
Unrecognized stock based compensation expense											$ 2,570,361			$ 2,570,361
Weighted average remaining service period														1 year 8 months 12 days
Weighted average fair value of options granted														$ 3.49
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payment of warrants exercise
Vendor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares issued services																30,000
Stock based compensation of shares issued																$ 144,000
Price per shares																$ 4.80
Stock-based compensation											28,500			6,000
Board of Directors, Officers, Employees and Consultants [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares issued			36,000	304,000
Options vesting terms			5 years	5 years
Director [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation					$ 147,719						$ 219,269			$ 348,279
Number of restricted shares issued			36,000				492,624	304,000
Options vesting terms			5 years					5 years
Restricted stock was forfeited											5,000			5,000
Maximum [Member] | 2013 Incentive Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting terms														4 years		4 years
Minimum [Member] | 2013 Incentive Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting terms														2 years		2 years
Lincoln Park Capital Fund, LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from issuance of common stock																$ 1,173,810
Number of common stock issued																250,000
Shares issued price per share																$ 4.70
Lincoln Park Capital Fund, LLC [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase shares of common stock									$ 30,000
Lincoln Park Capital Fund, LLC [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase shares of common stock									10,000
Lincoln Park Corporation LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from issuance of common stock	$ 500,000
Number of common stock issued	100,000
Shares issued price per share	$ 5.00
Stock Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase shares of common stock														$ 16,673,821
Proceeds from issuance of common stock	$ 7,839,494															$ 20,000,000
Number of unregistered shares of common stock	1,583,743
Shares issued price per share	$ 5.15
Stock Purchase Agreement [Member] | CEO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from issuance of common stock	$ 300,000
Number of common stock issued	58,253
Stock Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase shares of common stock									$ 20,000,000
Stock issuance period, term									3 years
Stock Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase shares of common stock									$ 20,000,000
Stock purchase commitment amount									$ 750,000